Redeemable non-controlling interests (Details) ¥ in Thousands, $ in Thousands					1 Months Ended					6 Months Ended		12 Months Ended
	Sep. 29, 2024 CNY (¥)	May 31, 2024 CNY (¥)	Sep. 16, 2020 CNY (¥)	Apr. 29, 2020 CNY (¥)	Jun. 30, 2024 CNY (¥)	Sep. 30, 2021 CNY (¥)	Feb. 28, 2021 CNY (¥)	Jul. 31, 2020 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Redeemable non-controlling interests
Redeemable non-controlling interests										¥ 7,734,861			$ 1,079,745	¥ 7,441,997
Warrant Liabilities										53,416
NIO China
Redeemable non-controlling interests
Cash injected	¥ 10,000,000
Cash investments received			¥ 2,000,000					¥ 5,000,000	¥ 5,000,000
Minority interest (in percentage)	11.70%		8.612%
Percentage of ownership interest held (as a percent)	88.25%						3.305%
Accretion of redeemable non-controlling interests to redemption value										¥ 276,558	¥ 160,686
Percentage of indirect interest in total paid-in capital												92.114%
Period to submit application for a Qualified Initial Public Offering										48 months
Period to complete the Qualified Initial Public Offering										60 months
Annual interest rate (as a percent)										8.50%			8.50%
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Percentage of ownership interest held (as a percent)										100.00%			100.00%	100.00%
Annual interest rate (as a percent)	7.50%
Redeemable non-controlling interests										¥ 7,262,345				¥ 6,985,787
NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Redeemable non-controlling interests
Minority interest (in percentage)		10.00%
Percentage of ownership interest held (as a percent)										100.00%			100.00%
Accretion of redeemable non-controlling interests to redemption value										¥ 16,306	¥ 1,860
Percentage of indirect interest in total paid-in capital										90.91%
Annual interest rate (as a percent)										5.00%			5.00%
Redeemable non-controlling interests														¥ 456,210
Period for redemption of equity interest										60 months
Warrant Liabilities										¥ 472,516
Strategic investors | NIO China
Redeemable non-controlling interests
Cash injected	¥ 3,300,000			¥ 7,000,000			¥ 5,500,000
Cash investments received			¥ 511,458			¥ 2,500,000
Minority interest (in percentage)						1.418%
Accretion of redeemable non-controlling interests to redemption value						¥ 2,023,534
Strategic investors | NIO China | Maximum
Redeemable non-controlling interests
Cash injected							¥ 10,000,000
Strategic investors | NIO Energy Investment (Hubei) Co., Ltd. ("PE CNHC")
Redeemable non-controlling interests
Cash injected		¥ 1,000,000
Proceeds from issuance of redeemable non-controlling interests					¥ 500,000
Additional purchase of warrants		¥ 500,000
NIO Holding Co., Ltd.
Redeemable non-controlling interests
Payment to acquire additional interest										10,000,000
NIO Holding Co., Ltd. | Strategic investors
Redeemable non-controlling interests
Proceeds from issuance of redeemable non-controlling interests										¥ 2,800,000